MFA 2023-INV1 Trust ABS-15G

Exhibit 99.03

Report Date:	1/26/2023
Seller:	Lima One Capital LLC
Deal ID:	MFRA 2023-INV1
Total Loan Count:	788
MFA ID	Loan Number	Last Name	Note Date	Original Loan Amount	Unpaid Principal Balance	Next Due Date	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Compliance Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Compliance Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Compliance Grade (S&P)	Final Property Valuation Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Compliance Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Overall Loan Grade (Morningstar)	Final Credit Grade (Morningstar)	Final Compliance Grade(Morningstar)	Final Property Valuation Grade (Morningstar)
68821	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	$XXXXXX	XX/XX/XXXX	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C